Average Annual Total Returns - Transamerica Rothschild and Co Large Cap Value VP	Service 1 Year	Service Since Inception	Service Inception Date	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(0.61%)	1.76%	Sep. 29, 2017	2.80%	[1]	7.34%	[1]

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.